Long-Term Debt, Long-Term Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Total long-term debt [Abstract]
Finance lease liability	$ 21,607
Term Loan Facility [Member]
Total long-term debt [Abstract]
Loan agreement	14,800	$ 16,200
Finance lease liability	21,607	0
Less: Deferred financing costs	(224)	(269)
Total long-term debt, net of deferred financing costs	36,183	15,931
Current portion of long-term debt [Abstract]
Loan agreement	1,300	2,300
Finance lease liability	1,142	0
Less: Current portion of deferred financing costs	(80)	(87)
Current portion of long-term debt, net of deferred financing costs	2,362	2,213
Non-current portion of long-term debt [Abstract]
Loan agreement	13,500	13,900
Finance lease liability	20,465	0
Less: Non-current portion of deferred financing costs	(144)	(182)
Non-current portion of long-term debt, net of deferred financing costs	$ 33,821	$ 13,718